Cash flow information	3 Months Ended
Sep. 30, 2020
Statement Of Cash Flows [Abstract]
Cash flow information

7. Cash flow information

(in U.S. dollars, in thousands)	As of September 30,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2020	2020
Cash at bank	107,697	128,916
Deposits at call	426	412
	108,123	129,328

(in U.S. dollars, in thousands)	Three Months Ended September 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2020	2019
Loss for the period	(24,544)	(5,484)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,005	849
Foreign exchange (gains)/losses	(113)	(232)
Finance costs	2,534	2,165
Remeasurement of borrowing arrangements	(1,023)	281
Remeasurement of contingent consideration	(15,107)	288
Equity settled share-based payment	4,881	804
Deferred tax benefit	(730)	(1,932)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(869)	(15,378)
Decrease/(increase) in prepayments	795	(164)
Decrease/(increase) in tax assets	—	1,499
Increase/(decrease) in trade creditors and accruals	3,601	(300)
Increase/(decrease) in provisions	1,403	2,046
Net cash outflows used in operations	(28,167)	(15,558)